Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

Note 9 – Property, plant and equipment

Property, plant and equipment and related accumulated depreciation consist of the following:

	December 31,
	2021	2020
Land	$7,494	$6,871
Building and improvements	247,772	139,044
Furniture and fixtures	106,083	70,486
Information technology	4,406	3,025
Construction in progress	89,059	73,728
Transferred to assets held for sale	(12,501)	(6,326)
Total property, plant and equipment	442,313	286,828
Less: Accumulated depreciation	(62,593)	(43,973)
Property, plant and equipment, net	$379,720	$242,855

Assets included in construction in progress represent projects related to both cultivation and dispensary facilities not yet completed or otherwise not ready for use.

In August 2020, the Company completed a sale and lease back transaction to sell its Mt. Dora, Florida cultivation and processing facility to GA NA 3 LLC. Under a long-term agreement, the Company will lease back the facility and continue to operate and manage it for a term of 15 years. As a result of the sale, the Company disposed of $26,700 of buildings and improvements and $14,800 of construction in progress. The Company recognized a loss on the sale related to the transaction of $557 which was recorded within other income (expense) on the consolidated statements of profits and losses.

In April 2021, the Company completed a sale and lease back transaction to sell its Bordentown, New Jersey cultivation and processing facility to 500 Columbia LLC. Under a long-term agreement, the Company will lease back the facility and continue to operate and manage it for a term of 12 years. As a result of the sale, the Company disposed of $476 of buildings and improvements and $2,187 of construction in progress. The Company recognized a gain on the sale related to the transaction of $3,196, which was recorded within other income (expense) on the consolidated statements of profits and losses.

In July 2021, the Company completed a sale and lease back transaction to sell its Holbrook, Arizona cultivation and processing facility to TAC Vega AZ Owner, LLC. Under a long-term agreement, the Company will lease back the facility and continue to operate and manage it for a term of 10 years. As a result of the sale, the Company disposed of $3,362 of buildings and improvements and $10,638 of construction in progress. The Company did not recognize a material gain or loss on the sale related to the transaction.

A reconciliation of the beginning and ending balances of property, plant and equipment and accumulated depreciation is as follows:

					Construction
		Building and	Furniture and	Information	in
	Land	Improvements	Fixtures	Technology	Progress	Total
Cost
As of December 31, 2019	$487	$76,997	$29,649	$1,348	$21,331	$129,812
Additions	10	49,088	18,701	646	104,741	173,186
Business acquisitions	6,384	25,828	12,225	823	16,447	61,707
Disposals, net	—	(31,667)	(1,423)	(268)	(61,682)	(95,040)
Transfers, net	(10)	5,528	1,663	(71)	(7,110)	—
Depreciation	—	(8,624)	(10,854)	(1,006)	—	(20,484)
Transferred to Assets Held for Sale, net	(44)	(4,453)	(1,275)	(3)	(551)	(6,326)
As of December 31, 2020	$6,827	$112,697	$48,686	$1,469	$73,176	$242,855
Additions	2,871	79,721	31,414	1,120	107,635	222,761
Business acquisitions	2,056	24,817	8,885	—	214	35,972
Disposals, net	(4,260)	(16,705)	(5,408)	603	(46,607)	(72,377)
Transfers, net	—	28,376	9,420	(6)	(37,790)	—
Depreciation	—	(12,833)	(16,045)	(882)	—	(29,760)
Impairments	—	—	(23)	—	(7,567)	(7,590)
Difference in Exchange	—	(104)	(196)	—	(3)	(303)
Transferred to Assets Held for Sale, net	(838)	(9,267)	(1,216)	—	(517)	(11,838)
Balance as of December 31, 2021	$6,656	$206,702	$75,517	$2,304	$88,541	$379,720

Depreciation expense totaled $29,760 and $20,484 for the years ended December 31, 2021 and 2020, respectively, which includes $19,641 and $13,135 recognized as cost of goods sold and $10,119 and $7,349 recognized as a part of operating expenses in the consolidated statements of profits or losses for the years ended December 31, 2021 and 2020, respectively.